Cost of services	12 Months Ended
Dec. 31, 2022
Cost of services
Cost of services

27.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2022		2021		2020
Wages and salaries	Ps.	281,460	Ps.	229,358	Ps.	228,993
Maintenance		145,931		142,069		124,563
Security and insurance		142,147		128,299		134,774
Utilities (electric, cleaning and water)		166,280		144,727		122,961
Building lease		8,609		2,015		2,543
Allowance for doubtful accounts		4,711		646		17,738
Cost of hotel service		70,319		44,282		30,650
Equipment lease, fees and others		104,181		90,711		103,736
	Ps.	923,638	Ps.	782,107	Ps.	765,958